Derivative Instruments and Hedging (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit default swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount (in thousands)	$ 212,500,000		$ 212,500,000
Total exposure	3,400,000		3,200,000
Change in market value of credit default swap	250,000		250,000
Not Designated as Hedging Instrument | Interest rate derivatives - caps
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount (in thousands)	1,521,650,000		3,799,740,000	$ 3,953,718,000
Aggregate principle balance on corresponding mortgage loans (in thousands)	$ 1,513,838,000		$ 3,666,331,000	$ 3,521,872,000
Not Designated as Hedging Instrument | Interest rate derivatives - caps | Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	1.81%		1.50%	1.50%
Not Designated as Hedging Instrument | Interest rate derivatives - caps | Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	4.88%		5.22%	5.71%
Not Designated as Hedging Instrument | Interest rate derivatives - floors
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount (in thousands)	$ 5,025,000,000		$ 12,025,000,000	$ 28,775,000,000
Not Designated as Hedging Instrument | Interest rate derivatives - floors | Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Strike rate low end of range	(0.25%)		(0.25%)	(0.25%)
Not Designated as Hedging Instrument | Interest rate derivatives - floors | Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	1.25%		1.63%	2.00%
Not Designated as Hedging Instrument | Interest rate derivatives - caps
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount (in thousands)	$ 432,000,000	$ 624,050,000	$ 1,051,050,000	$ 3,614,618,000	$ 2,539,700,000
Total cost (in thousands)	$ 63,000	$ 1,048,000	$ 1,112,000	$ 3,143,000	$ 871,000
Not Designated as Hedging Instrument | Interest rate derivatives - caps | Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	3.00%	1.50%	1.50%	1.50%	1.50%
Not Designated as Hedging Instrument | Interest rate derivatives - caps | Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	4.00%	4.00%	4.88%	5.71%	5.84%
Not Designated as Hedging Instrument | Interest rate derivatives - floors
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount (in thousands)	$ 0	$ 6,000,000,000	$ 6,000,000,000	$ 12,025,000,000	$ 10,750,000,000
Total cost (in thousands)	$ 0	$ 225,000	$ 225,000	$ 432,000	$ 388,000
Not Designated as Hedging Instrument | Interest rate derivatives - floors | Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate		1.63%	1.63%	1.25%	1.00%
Not Designated as Hedging Instrument | Interest rate derivatives - floors | Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate		1.63%	1.63%	2.00%	1.50%